Financial instruments per category - All levels of Fair Value Hierarchy (Details) - Non-current Interest bearing liabilities (excluding Non-current lease liabilities) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Carrying Amount	$ 61,675
Level 2
Disclosure of fair value measurement of liabilities [line items]
Fair values	$ 61,675